Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,027,191	$ 34,343	$ 1,041,216	$ 860,631
Post-employment benefits	2,208	74	3,884	2,858
Share-based payments	134,544	4,498	9,145
Total	$ 1,163,943	$ 38,915	$ 1,054,245	$ 863,489